Schedule of Investments (unaudited)
February 28, 2026
BlackRock International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 6.0%
Teck Resources Ltd., Class B	682,715	$ 40,095,523
Toronto-Dominion Bank (The)	304,004	29,614,788
		69,710,311
China — 5.2%
Alibaba Group Holding Ltd., ADR	60,119	8,663,749
Alibaba Group Holding Ltd.	1,029,312	18,627,193
Tencent Holdings Ltd.	500,400	32,923,234
		60,214,176
Finland — 2.1%
Kone Oyj, Class B	319,300	24,073,068
France — 8.0%
Air Liquide SA	83,914	17,645,046
BNP Paribas SA	214,422	24,075,667
EssilorLuxottica SA	75,145	19,889,908
Schneider Electric SE	94,625	30,924,380
		92,535,001
Germany — 6.1%
Allianz SE, Registered Shares	62,129	27,900,715
Deutsche Telekom AG, Registered Shares	641,847	25,776,676
SAP SE	87,929	17,664,267
		71,341,658
India — 5.0%
Axis Bank Ltd.	1,527,424	23,265,346
HDFC Bank Ltd.	1,911,478	18,684,701
Kotak Mahindra Bank Ltd.	3,462,867	15,825,897
		57,775,944
Italy — 2.0%
FinecoBank Banca Fineco SpA	998,207	23,491,894
Japan — 12.2%
Hitachi Ltd.	672,100	22,002,747
Honda Motor Co. Ltd.	2,210,000	22,138,545
Mitsubishi UFJ Financial Group, Inc.	1,404,100	26,065,722
Shin-Etsu Chemical Co. Ltd.	883,800	34,796,585
Sony Group Corp.	1,623,300	37,316,846
		142,320,445
Mexico — 1.6%
Grupo Financiero Banorte SAB de CV, Class O	1,682,041	19,126,355
Netherlands — 7.6%
ASM International NV	35,483	29,925,921
ASR Nederland NV	285,751	20,763,478
Koninklijke KPN NV	6,631,499	37,697,542
		88,386,941
Singapore — 2.0%
United Overseas Bank Ltd.	788,300	23,000,604
Security	Shares	Value
South Korea — 2.8%
SK hynix, Inc.	43,729	$ 32,332,894
Spain — 3.5%
Banco Bilbao Vizcaya Argentaria SA	721,405	16,708,897
Industria de Diseno Textil SA	365,907	24,434,308
		41,143,205
Sweden — 7.0%
Assa Abloy AB, Class B	655,261	27,891,258
Atlas Copco AB, Class A	1,655,309	35,612,755
Epiroc AB, Class A	591,993	17,783,765
		81,287,778
Switzerland — 2.2%
UBS Group AG, Registered Shares	611,344	25,401,249
Taiwan — 7.9%
MediaTek, Inc.	406,000	25,009,429
Taiwan Semiconductor Manufacturing Co. Ltd.	1,078,000	67,265,253
		92,274,682
Thailand — 2.2%
Bangkok Dusit Medical Services PCL	36,546,900	25,450,134
United Kingdom — 13.6%
AstraZeneca PLC	171,207	36,027,539
BAE Systems PLC	895,542	25,572,696
British American Tobacco PLC	481,984	30,097,680
Shell PLC	1,188,310	49,562,488
Taylor Wimpey PLC	11,508,954	17,470,185
		158,730,588
United States — 3.9%
General Electric Co.	72,551	24,831,305
Mastercard, Inc., Class A	40,015	20,696,158
		45,527,463
Total Long-Term Investments — 100.9% (Cost: $914,065,412)		1,174,124,390
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(a)(b)	2,873,627	2,873,627
Total Short-Term Securities — 0.3% (Cost: $2,873,627)		2,873,627
Total Investments — 101.2% (Cost: $916,939,039)		1,176,998,017
Liabilities in Excess of Other Assets — (1.2)%		(13,734,862)
Net Assets — 100.0%		$ 1,163,263,155

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ —	$ —	$ —	$ —	—	$ 2,090 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	9,597,371	—	(6,723,744)(c)	—	—	2,873,627	2,873,627	153,491	—
				$ —	$ —	$ 2,873,627		$ 155,581	$ —

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 69,710,311	$ —	$ —	$ 69,710,311
China	8,663,749	51,550,427	—	60,214,176
Finland	—	24,073,068	—	24,073,068
France	—	92,535,001	—	92,535,001
Germany	—	71,341,658	—	71,341,658
India	—	57,775,944	—	57,775,944
Italy	—	23,491,894	—	23,491,894
Japan	—	142,320,445	—	142,320,445
Mexico	19,126,355	—	—	19,126,355
Netherlands	—	88,386,941	—	88,386,941
Singapore	—	23,000,604	—	23,000,604
South Korea	—	32,332,894	—	32,332,894
Spain	—	41,143,205	—	41,143,205
Sweden	—	81,287,778	—	81,287,778

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock International Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Switzerland	$ —	$ 25,401,249	$ —	$ 25,401,249
Taiwan	—	92,274,682	—	92,274,682
Thailand	—	25,450,134	—	25,450,134
United Kingdom	—	158,730,588	—	158,730,588
United States	45,527,463	—	—	45,527,463
Short-Term Securities
Money Market Funds	2,873,627	—	—	2,873,627
	$ 145,901,505	$ 1,031,096,512	$ —	$ 1,176,998,017

Portfolio Abbreviation
ADR	American Depositary Receipt